Summary of Business and Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012 Customer Y Segment	Jun. 30, 2011 Customer	Jun. 30, 2010 Customer	Jun. 30, 2009
Description Of Business And Significant Accounting Policies [Line Items]
Decrease in accumulated deficit due to cumulative effect of accounting changes and error corrections				$ 600,000
Foreign currency transaction gains and losses included in other income/(expense)	(461,000)	218,000	(47,000)
Cash and cash equivalents	9,911,000	12,424,000	5,733,000	7,511,000
Customer accounted for more than ten percent of total revenue	1	1	1
Percentage of revenue from major customer	10.00%	22.00%	14.00%
Customers accounted for more than ten percent of accounts receivables	1	3	1
Sales revenue	43,364,000	44,065,000	29,877,000
License sales to resellers as a percentage of total revenue	2.00%	5.00%	4.00%
Life of customer hosting relationship	27 months
Maintenance and support revenue recognition period	1
Advertising expenses	251,000	348,000	289,000
Weighted average shares of stock options and warrants	2,612,113	682,926	4,896,247
Operating segment	1
Customer One [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Percentage of accounts receivables from major customers	17.00%	23.00%	31.00%
Customer Two [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Percentage of accounts receivables from major customers		18.00%
Customer Three [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Percentage of accounts receivables from major customers		16.00%
Outside of North America [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Sales revenue	$ 19,100,000	$ 23,500,000	$ 14,200,000
Leasehold improvements [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Minimum [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Revenue recognition, hosting services	1 year
Amortized period of related customer contracts	1 year
Maximum [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Revenue recognition, hosting services	2 years
Amortized period of related customer contracts	2 years